Income tax - Factors affecting tax charge/credit for the year (Details) - GBP (£)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020
Factors affecting tax charge/credit for the year
(Loss) / Profit from continuing operations	£ (4,408,580)	£ (658,756)	£ 615,501	£ (891,277)
Tax at the applicable rate of 19% (2019 - 19%)	(837,630)	(125,164)	116,945	(169,343)
Disallowable expenditure	13,034	9,056	47,210	18,826
Fixed asset timing differences			(556,138)	(668,272)
Unutilised losses		481,153	110,415	1,113,995
Tax losses surrendered for R&D credit			(164,155)
Unutilised tax losses on which deferred tax is not recognised	824,596	116,108
Unutilised tax losses on which deferred tax is not recognised				150,517
R&D tax credit			644,950
Total tax expense (income)	£ 0	£ 290,820	£ 199,227	£ 445,723
Applicable rate	19.00%	19.00%	19.00%	19.00%